Right-of-use assets and lease liabilities - Operating Leases (Table) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Right-of-use Assets And Lease Liabilities
July 1 to December 31, 2024	$ 7,659
2025	15,332
2026	4,992
Minimum net lease payments	27,983
Less: present value discount	(4,468)
Total obligations under operating leases and financial liability (current and non-current portion)	$ 23,515